Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents		$ 1,892	$ 3,258
Accounts receivable, net		7,013	6,181
Inventories		42,396	45,098
Financial assets available for sales		125	47
Deposits, prepayments and other receivables		3,311	8,215
Total current assets		57,005	64,999
Non-current assets:
Property and equipment, net		1,423	1,591
Right-of-use assets		1,294	774
Investment in equity securities		2,200	2,200
Deferred tax assets		11	11
Total non-current assets		4,928	4,576
TOTAL ASSETS		61,933	69,575
Current liabilities:
Accounts payable and accrued liabilities		5,712	6,940
Customer deposits		2,159	5,567
Bank borrowings		8,572	12,641
Lease liabilities		3,436	4,581
Total current liabilities		36,295	44,804
Long-term liabilities:
Lease liabilities		2,983	4,686
Total long-term liabilities		2,983	4,686
TOTAL LIABILITIES		39,278	49,490
Shareholders’ equity
Preferred shares, par value US$0.00025 per share, 1,000,000,000 shares authorized; no shares issued and outstanding as of December 31, 2025 and 2024.	[1]	13	9
Additional paid-in capital		22,808	20,140
(Accumulated loss)/Retained earnings		(263)	170
Accumulated other comprehensive income/(loss)		97	(234)
Total shareholders’ equity		22,655	20,085
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		61,933	69,575
Related Party [Member]
Current assets:
Amounts due from related parties		2,268	2,200
Current liabilities:
Amounts due to related parties		$ 16,416	$ 15,075

[1]	On February 23, 2026, the Company effected a 1-for-10 reverse share spilt, whereby every ten (10) issued and outstanding ordinary shares were consolidated into one (1) ordinary share, with a corresponding increase in par value from $0.00025 to $0.0025 per share. All share and per share information presented in these financial statements have been retrospectively adjusted, where applicable, to reflect this share consolidation. The consolidation did not affect total shareholders’ equity.